Note 21 - Fair Value of Financial Instruments - Estimated Fair Value of Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Securities available for sale	$ 79,980	$ 77,472
Loans receivable, net	586,688	585,931
Reported Value Measurement [Member]
Cash and cash equivalents	20,709	37,564
Securities available for sale	79,980	77,472
Loans held for sale	3,444	1,837
Loans receivable, net	586,688	585,931
FHLB stock	867	817
Accrued interest receivable	2,356	2,344
Financial liabilities:
Deposits	623,352	635,601
Accrued interest payable	346	146
Off-balance sheet financial instruments:
Commitments to extend credit	40	28
Commitments to sell loans	(56)	(11)
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	20,709	37,564
Securities available for sale	79,980	77,472
Loans held for sale	3,444	1,837
Loans receivable, net	578,978	585,494
FHLB stock	867	817
Accrued interest receivable	2,356	2,344
Financial liabilities:
Deposits	617,722	635,905
Accrued interest payable	346	146
Off-balance sheet financial instruments:
Commitments to extend credit	40	28
Commitments to sell loans	(56)	(11)
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	20,709
Securities available for sale
Loans held for sale
Loans receivable, net
FHLB stock
Accrued interest receivable
Financial liabilities:
Deposits
Accrued interest payable
Off-balance sheet financial instruments:
Commitments to extend credit		173,645
Commitments to sell loans		$ 5,629
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents
Securities available for sale	79,980
Loans held for sale	3,444
Loans receivable, net	578,978
FHLB stock	867
Accrued interest receivable	2,356
Financial liabilities:
Deposits	617,722
Accrued interest payable	346
Off-balance sheet financial instruments:
Commitments to extend credit
Commitments to sell loans
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents
Securities available for sale
Loans held for sale
Loans receivable, net
FHLB stock
Accrued interest receivable
Financial liabilities:
Deposits
Accrued interest payable
Off-balance sheet financial instruments:
Commitments to extend credit
Commitments to sell loans
Portion at Other than Fair Value Measurement [Member]
Off-balance sheet financial instruments:
Commitments to extend credit	146,978
Commitments to sell loans	$ 7,289